Vessels, Drilling Rigs, Drillships, Machinery and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	$2,562,411	$(502,841)	$2,059,570
Additions/transfers from vessels under construction	310,047	-	310,047
Depreciation	-	(120,530)	(120,530)
Balance, December 31, 2013	2,872,458	(623,371)	2,249,087
Additions	54,660	-	54,660
Depreciation	-	(123,982)	(123,982)
Vessel impairment charge	(53,167)	15,019	(38,148)
Balance, December 31, 2014	$2,873,951	$(732,334)	$2,141,617

Drilling rigs, drillships, machinery and equipment
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	$$5,021,508	$($574,778)	$$4,446,730
Additions	1,616,335	-	1,616,335
Depreciation	-	(234,834)	(234,834)
Balance, December 31, 2013	$6,637,843	$(809,612)	$5,828,231
Additions	755,330	-	$755,330
Depreciation	-	(323,814)	(323,814)
Balance, December 31, 2014	$7,393,173	$(1,133,426)	$6,259,747